Expense Example, No Redemption - DWS Short Duration Fund	Apr. 21, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 284
Expense Example, No Redemption, 3 Years	469
Expense Example, No Redemption, 5 Years	670
Expense Example, No Redemption, 10 Years	1,248
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	136
Expense Example, No Redemption, 3 Years	484
Expense Example, No Redemption, 5 Years	855
Expense Example, No Redemption, 10 Years	1,697
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	35
Expense Example, No Redemption, 3 Years	144
Expense Example, No Redemption, 5 Years	264
Expense Example, No Redemption, 10 Years	613
INST Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	35
Expense Example, No Redemption, 3 Years	168
Expense Example, No Redemption, 5 Years	313
Expense Example, No Redemption, 10 Years	736
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	35
Expense Example, No Redemption, 3 Years	179
Expense Example, No Redemption, 5 Years	336
Expense Example, No Redemption, 10 Years	$ 792